FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: March 31, 2006


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

                                                                                       Rating
     Face                                                                              Moody's/
     Amount      General Obligation Bonds (21.5%)                                        S&P                        Value (a)
------------    ----------------------------------------------------------------  -----------------            -------------

                City, County and State (8.7%)
                ----------------------------------------------------------------

                Anderson, Indiana San District
   $505,000     4.600%, 07/15/23 AMBAC Insured                                        Aaa/AAA                  $    510,515

                Brian Head, Utah
    405,000     6.500%, 03/15/24                                                       NR/NR*                       445,160

                Cedar City, Utah Special Improvement District Assessment
    235,000     5.050%, 09/01/10                                                       NR/NR*                       238,976
    215,000     5.200%, 09/01/11                                                       NR/NR*                       221,102

                Cedar Park, Texas
    835,000     4.500%, 02/15/22 MBIA Insured                                         Aaa/AAA                       836,603

                Clearfield City, Utah
  2,095,000     5.125%, 02/01/18 MBIA Insured (pre-refunded)                          Aaa/AAA                     2,178,192

                Coral Canyon, Utah Special Service District
    580,000     5.700%, 07/15/18                                                       NR/NR*                       590,962

                Dawson County, Texas Hospital District
    555,000     4.375%, 02/15/24 AMBAC Insured                                         NR/AAA                       541,197

                   Draper, Utah
    370,000     4.500%, 02/01/18 AMBAC Insured                                         Aaa/NR                       375,047

                  Hurricane, Utah
    240,000     5.400%, 11/01/09 Radian Insured                                        NR/AA                        251,074

                   Laredo, Texas
    300,000     4.250%, 08/15/21 AMBAC Insured                                        Aaa/AAA                       292,056

                  Mckinney, Texas
  1,700,000     4.500%, 08/15/23 XLCA Insured                                         Aaa/AAA                     1,689,783

                  Mesquite, Texas
    510,000     4.625%, 02/15/22 FSA Insured                                          Aaa/AAA                       515,707

                   Nevada State
    965,000     4.500%, 08/01/21 FSA Insured                                          Aaa/AAA                       973,338

                Salt Lake City, Utah
    120,000     5.750%, 06/15/17 (pre-refunded)                                        Aaa/NR                       129,421

                San Antonio, Texas
    125,000     4.750%, 02/01/24 FSA Insured                                          Aaa/AAA                       127,325

                Spokane County, Washington
    420,000     4.500%, 12/01/23  MBIA Insured                                        Aaa/AAA                       422,020

                    Waco, Texas
  2,560,000     4.500%, 02/01/24 MBIA Insured                                         Aaa/AAA                     2,550,528

                Washington County, Utah
  1,250,000     5.000%, 10/01/22 MBIA Insured                                          Aaa/NR                     1,306,275

                Washington State
  3,315,000     4.500%, 01/01/22 MBIA Insured                                         Aaa/AAA                     3,316,956
    705,000     4.500%, 07/01/23 FSA Insured                                          Aaa/AAA                       702,441

                                                                                                      ----------------------
                Total City, County and State                                                                     18,214,678
                                                                                                      ----------------------

                School District (12.8%)
                ----------------------------------------------------------------

                Alpine, Utah School District
    375,000     5.000%, 03/15/12 (pre-refunded)                                        Aaa/NR                       397,504

                Carbon County, Utah School District
    800,000     5.000%, 06/15/21                                                       Aaa/NR                       831,056

                Dallas, Texas Independent School District
  2,500,000     5.000%, 08/15/29                                                      Aaa/AAA                     2,591,450

                Davis County, Utah School District
    575,000     5.000%, 06/01/15 (pre-refunded)                                        Aaa/NR                       610,690
    250,000     5.100%, 06/01/16 (pre-refunded)                                        Aaa/NR                       267,535
    675,000     5.150%, 06/01/17 (pre-refunded)                                        Aaa/NR                       724,180

                Dripping Springs, Texas
    725,000     4.375%, 08/15/22                                                      Aaa/AAA                       717,032

                Eagle Mountain & Saginaw, Texas Independent School District
    300,000     4.750%, 08/15/21                                                      Aaa/AAA                       307,044
    525,000     4.750%, 08/15/23                                                      Aaa/AAA                       536,923

                Frisco, Texas Independent School District
  1,260,000     5.000%, 07/15/26                                                       Aaa/NR                     1,312,781

                Iron County, Utah School District
  1,375,000     4.000%, 01/15/18                                                      Aaa/AAA                     1,320,715
  2,115,000     4.000%, 01/15/20                                                      Aaa/AAA                     2,004,935
  1,260,000     5.000%, 01/15/21                                                      Aaa/NR                     1,335,915


                La Feria, Texas Independent School District
    210,000     4.400%, 02/15/24                                                       Aaa/NR                       206,671

                Lancaster, Texas School District
    300,000     4.375%, 02/15/22                                                      Aaa/AAA                       295,098

                Lindale, Texas Independent School District
    440,000     4.250%, 02/15/21                                                       NR/AAA                       428,617
  1,000,000     4.250%, 02/15/22                                                       NR/AAA                       969,620
    445,000     4.375%, 02/15/23                                                       NR/AAA                       435,877
    200,000     4.500%, 02/15/24                                                       NR/AAA                       199,260

                Navasota, Texas Independent School District
    475,000     5.000%, 08/15/23 FGIC Insured                                          Aaa/NR                       497,439

                Nebo, Utah School District
    440,000     5.500%, 07/01/11 (pre-refunded)                                       Aaa/AAA                       470,602

                North Summit County, Utah School District
    760,000     5.000%, 02/01/23                                                       Aaa/NR                       799,558
    800,000     5.000%, 02/01/24                                                       Aaa/NR                       838,784

                Prosper, Texas Independent School District
    395,000     4.125%, 08/15/21                                                       NR/AAA                       379,105

                Salt Lake City, Utah School District
    265,000     5.000%, 03/01/21 (pre-refunded)                                        Aaa/NR                       281,528

                Spring, Texas Independent School District
    300,000     4.750%, 08/15/23                                                      Aaa/AAA                       306,525

                Tooele County, Utah School District
    670,000     4.000%, 06/01/20                                                      Aaa/AAA                       633,157

                Washington County, Utah
    440,000     5.000%, 10/01/18 XLCA Insured                                          Aaa/NR                       464,270
    465,000     5.000%, 10/01/19 XLCA Insured                                          Aaa/NR                       490,310
    490,000     5.000%, 10/01/20 XLCA Insured                                          Aaa/NR                       515,960
    510,000     5.000%, 10/01/21 XLCA Insured                                          Aaa/NR                       536,275
    535,000     5.000%, 10/01/22 XLCA Insured                                          Aaa/NR                       561,397
    565,000     5.000%, 10/01/23 XLCA Insured                                          Aaa/NR                       592,058
    320,000     5.000%, 10/01/24 XLCA Insured                                          Aaa/NR                       334,630

                Washoe County Nevada School District
    200,000     4.625%, 06/01/23 FGIC Insured                                         Aaa/AAA                       202,480


                Weber County, Utah School District
    750,000     5.000%, 06/15/18                                                       Aaa/NR                       794,925
    825,000     5.000%, 06/15/20                                                       Aaa/NR                       879,805

                Weber County, Utah School District Series B
  1,485,000     5.000%, 06/15/21                                                       Aaa/NR                     1,573,951

                                                                                                      ----------------------
                Total School District                                                                            26,645,662
                                                                                                      ----------------------

                Total General Obligation Bonds                                                                   44,860,340
                                                                                                      ----------------------

                Revenue Bonds (78.0%)
                ----------------------------------------------------------------

                Education (14.3%)
                ----------------------------------------------------------------

                Carmel, Indiana 2002 School Building Corp.
  1,235,000     4.300%, 01/15/23 FSA Insured                                           NR/AAA                     1,193,343
  1,525,000     4.300%, 07/15/23 FSA Insured                                           NR/AAA                     1,472,540

                Clinton Prairie, Indiana Community School Building
    675,000     4.625%, 01/15/19 FGIC Insured                                          NR/AAA                       689,526

                Florida State Board Education Public Education
    210,000     4.500%, 06/01/25 FSA Insured                                           NR/AAA                       210,770

                Laredo, Texas Independent School District Public Facility Corp.
    190,000     5.000%, 08/01/24 AMBAC Insured                                        Aaa/AAA                       197,355

                Nevada System Higher Education Certificates
  1,000,000     5.000%, 07/01/25 AMBAC Insured                                         NR/AAA                     1,048,660


                Raven Hills, Texas Higher Education Housing & Education Revenue
    215,000     5.000%, 06/01/26 AMBAC Insured                                         Aaa/NR                       220,781

                Salt Lake County, Utah Westminster College Project
    115,000     5.050%, 10/01/10                                                       NR/BBB                       117,780
    100,000     5.500%, 10/01/19                                                       NR/BBB                       102,959
  1,200,000     5.000%, 10/01/22                                                       NR/BBB                     1,202,688
  1,250,000     5.000%, 10/01/25                                                       NR/BBB                     1,251,863
  1,000,000     5.750%, 10/01/27                                                       NR/BBB                     1,033,010

                Southern Utah University Revenue
    375,000     6.300%, 06/01/16                                                       NR/NR*                       380,340

                Texas State College Student Loan Revenue
    100,000     5.000%, 08/01/22 AMT                                                   Aa1/AA                       101,808

                Texas State University System Financing Revenue
    655,000     4.375%, 03/15/23 FSA Insured                                          Aaa/AAA                       643,826

                Tyler, Texas Independent School District
    325,000     5.000%, 02/15/26 FSA Insured                                          Aaa/AAA                       339,407

                University of Nevada University Revenues
    190,000     4.500%, 07/01/24 MBIA Insured                                         Aaa/AAA                       191,159

                University of Utah Revenue Refunding (Biology Research
                  Facilities)
    200,000     5.500%, 04/01/11 MBIA Insured (pre-refunded)                          Aaa/AAA                       202,000

                University of Utah University Revenues
    770,000     5.000%, 04/01/18 MBIA Insured                                         Aaa/AAA                       815,130

                Utah County, Utah School Facility Revenue
  1,440,000     6.500%, 12/01/25                                                       NR/NR*                     1,427,198

                Utah State Board Regents Auxiliary & Campus Facility
  1,000,000     4.125%, 04/01/20 MBIA Insured                                         Aaa/AAA                       963,390

                Utah State Board Regents Dixie State College
    115,000     5.500%, 05/01/13 MBIA Insured                                         Aaa/AAA                       124,601
    120,000     5.500%, 05/01/14 MBIA Insured                                         Aaa/AAA                       130,289
    130,000     5.500%, 05/01/15 MBIA Insured                                         Aaa/AAA                       141,733
    400,000     5.100%, 05/01/21 MBIA Insured                                         Aaa/AAA                       417,580

                Utah State Board Regents Office Facility Revenue
    450,000     5.050%, 02/01/20 MBIA Insured                                         Aaa/AAA                       467,897
    360,000     5.125%, 02/01/22 MBIA Insured                                         Aaa/AAA                       376,452

                Utah State Board Regents Revenue
  2,885,000     4.500%, 08/01/18 MBIA Insured                                         Aaa/AAA                     2,913,302
    250,000     5.250%, 04/01/24 MBIA Insured                                         Aaa/AAA                       266,785


                Utah State Board Regents Revenue Salt Lake Community College
  1,260,000     5.500%, 06/01/16 FSA Insured                                          Aaa/AAA                     1,347,192

                Utah State Board Regents Revenue University Utah
  1,045,000     5.000%, 04/01/23 MBIA Insured                                         Aaa/AAA                     1,095,881

                Utah State Board Regents Revenue University Utah-Auxiliary
                  & Campus Revenue
  1,015,000     5.000%, 04/01/20 MBIA Insured (pre-refunded)                          Aaa/AAA                     1,052,088

                Utah State Board Regents Revenue University Utah Hospital
                 Revenue
  2,030,000     5.500%, 08/01/17 MBIA Insured (pre-refunded)                          Aaa/AAA                     2,197,800
    905,000     5.000%, 05/01/19 AMBAC Insured                                        Aaa/AAA                       946,621
  3,595,000     5.000%, 08/01/19 MBIA Insured                                         Aaa/AAA                     3,723,737

                Weber State University, Utah Revenue
    100,000     5.250%, 04/01/24 FSA Insured                                           NR/AAA                       104,849

                Weber State University, Utah Revenue Student Facilities
                 System Series A
    300,000     5.100%, 04/01/16                                                       NR/AA                        315,213
    425,000     5.250%, 04/01/19                                                       NR/AA                        451,375

                                                                                                      ----------------------
                Total Education                                                                                  29,878,928
                                                                                                      ----------------------

                Healthcare (2.0%)
                ----------------------------------------------------------------

                Harris County, Texas Health Facility Development Corp.
    145,000     5.000%, 11/15/28 AMBAC Insured                                         NR/AAA                       147,680

                Lee Memorial Health System, Florida Hospital Revenue
    450,000     4.250%, 04/01/22 MBIA Insured                                         Aaa/AAA                       436,770

                Murray City, Utah Hospital Revenue
    595,000     5.000%, 05/15/22 MBIA Insured                                         Aaa/AAA                       601,057

                Salt Lake County, Utah Hospital Revenue - IHC Hospitals, Inc.
    500,000     5.500%, 05/15/13 AMBAC Insured                                        Aaa/AAA                       536,260

                Tarrant County, Texas Health Facilities Revenue
    230,000     5.000%, 02/15/26 MBIA Insured                                         Aaa/AAA                       234,301

                Utah County, Utah Hospital Revenue, IHC Health Services
  1,935,000     5.250%, 08/15/21 MBIA Insured ETM                                     Aaa/AAA                     1,984,962

                Utah State Board Regents Revenue University Utah Hospital
                  Revenue
    310,000     5.000%, 08/01/21 MBIA Insured                                         Aaa/AAA                       320,655

                                                                                                      ----------------------
                Total Healthcare                                                                                  4,261,685
                                                                                                      ----------------------

                Housing (4.7%)
                ----------------------------------------------------------------

                Indiana State Housing Finance Authority Single Family
    245,000     4.850%, 07/01/22 AMT                                                   Aaa/NR                       247,180

                Miami-Dade County, Florida Housing Finance Authority
    535,000     5.000%, 11/01/23 FSA Insured AMT                                       NR/AAA                       543,640


                Provo City, Utah Housing Authority
    500,000     5.800%, 07/20/22 GNMA Collateralized                                   Aaa/NR                       514,405

                Snohomish County, Washington Housing Authority Revenue
    185,000     4.875%, 09/01/12 AMT                                                   NR/NR*                       182,841
    225,000     5.000%, 09/01/13 AMT                                                   NR/NR*                       222,525
    185,000     5.000%, 09/01/14 AMT                                                   NR/NR*                       182,251
    145,000     5.100%, 09/01/15 AMT                                                   NR/NR*                       143,183

                Utah Housing Corporation Single Family Housing
    280,000     4.000%, 07/01/11 AMT                                                  Aaa/AAA                       276,858
     65,000     5.250%, 07/01/23 AMT                                                   Aa2/AA                        65,410

                Utah Housing Corporation Single Family Mortgage
    235,000     4.000%, 07/01/11 AMT                                                  Aaa/AAA                       233,661
     50,000     5.150%, 07/01/23 AMT                                                  Aaa/AAA                        50,017
    250,000     4.875%, 07/01/23 AMT                                                  Aa3/AA-                       251,428
  1,340,000     5.000%, 07/01/25 AMT                                                  Aa3/AA-                     1,355,718
    900,000     5.100%, 01/01/26 AMT                                                  Aa3/AA-                       906,102
    500,000     5.000%, 07/01/31 AMT+                                                 Aa2/AA                       495,010

                Utah State Housing Agency Housing Revenue
    140,000     5.650%, 07/01/27 AMT                                                   Aa2/AA                       143,618

                Utah State Housing Corporation Single Family Housing Revenue
  1,425,000     5.125%, 07/01/24 AMT                                                  Aa3/AA-                     1,447,601

                Utah State Housing Finance Agency
     10,000     6.350%, 07/01/11 Mezzanine Series G-1                                  AAA/NR                        10,014
    285,000     5.700%, 07/01/15 AMT                                                   Aa3/AA-                       295,004
      5,000     6.150%, 07/01/16 Senior Issue A-1                                     Aaa/AAA                         5,080
    140,000     5.650%, 07/01/16 Series 1994C                                         Aaa/AAA                       141,572
     55,000     5.400%, 07/01/16 AMT                                                   Aa2/AA                        55,351
     85,000     6.000%, 07/01/17 AMT                                                   Aaa/AA                        86,425
    845,000     5.500%, 07/01/18 AMT                                                  Aa3/AA-                       867,545
    105,000     5.300%, 07/01/18 AMT                                                  Aaa/AAA                       108,502
    100,000     5.000%, 07/01/18 AMT                                                  Aaa/AAA                       100,904
    195,000     5.400%, 07/01/20 AMT                                                   Aa2/AA                       198,251
    400,000     5.600%, 07/01/23 AMT                                                   Aa2/AA                       405,836
    120,000     5.700%, 07/01/26 MBIA Insured                                         Aaa/AAA                       120,175

                Wyoming Community Development Authority Housing Revenue
    120,000     5.000%, 12/01/22                                                      Aa1/AA+                       122,580

                                                                                                      ----------------------
                Total Housing                                                                                     9,778,687
                                                                                                      ----------------------

                Industrial Development & Pollution Control (0.6%)
                ----------------------------------------------------------------

                Sandy City, Utah Industrial Development, H Shirley Wright
                 Project,
                Refunding Bonds, LOC Olympus Bank
    250,000     6.125%, 08/01/16                                                       NR/AAA                       250,378

                Utah County Environmental Improvement Revenue
    935,000     5.050%, 11/01/17                                                     Baa1/BBB+                      973,831

                                                                                                      ----------------------
                Total Industrial Development & Pollution Control                                                  1,224,209
                                                                                                      ----------------------

                Lease (7.9%)
                ----------------------------------------------------------------

                Celebration Community Development District, Florida
    290,000     5.000%, 05/01/22 MBIA Insured                                         Aaa/AAA                       302,977

                Draper, Utah Municipal Building Authority
    355,000     5.000%, 11/15/20 AMBAC Insured                                         Aaa/NR                       374,951

                Marion County, Indiana Convention & Recreational Facilities
                 Authority Revenue
    390,000     5.000%, 06/01/27 MBIA Insured                                         Aaa/AAA                       398,050

                Murray City, Utah Municipal Building Revenue
    520,000     5.050%, 12/01/15 AMBAC Insured                                         Aaa/NR                       546,021

                Salt Lake County, Utah Municipal Building  Authority, Lease
                 Revenue
    320,000     5.400%, 10/15/19 AMBAC Insured (pre-refunded)                         Aaa/AAA                       341,194
  3,900,000     5.200%, 10/15/20 AMBAC Insured (pre-refunded) +                       Aaa/AAA                     4,175,886

                Utah County, Utah Municipal Building  Authority, Lease Revenue
    120,000     5.500%, 11/01/16 AMBAC Insured                                         Aaa/NR                       130,343
    240,000     5.500%, 11/01/17 AMBAC Insured                                         Aaa/NR                       260,686

                Utah State Building Ownership Authority
  1,350,000     5.250%, 05/15/20 FSA Insured (pre-refunded)                           Aaa/AAA                     1,395,671
    465,000     5.000%, 05/15/21                                                      Aa1/AA+                       489,882
  1,755,000     5.250%, 05/15/23                                                      Aa1/AA+                     1,863,126
    510,000     5.000%, 05/15/23                                                      Aa1/AA+                       535,158
  1,845,000     5.250%, 05/15/24                                                      Aa1/AA+                     1,956,087
  1,080,000     5.000%, 05/15/25                                                      Aa1/AA+                     1,129,000

                Washington County - St. George, Utah Interlocal Agency Revenue
  1,000,000     5.125%, 12/01/17 AMBAC Insured                                         NR/AAA                     1,034,820
    100,000     5.125%, 12/01/22 AMBAC Insured                                         NR/AAA                       103,188

                West Bountiful, Utah Courthouse Revenue
    410,000     5.000%, 05/01/19                                                       NR/A-                        428,839

                West Valley City, Utah
    865,000     5.000%, 08/01/21 AMBAC Insured                                        Aaa/AAA                       899,617

                                                                                                      ----------------------
                Total Lease                                                                                      16,365,496
                                                                                                      ----------------------

                Tax Revenue  (24.0%)
                ----------------------------------------------------------------

                Bay County, Florida Sales Tax Revenue
    175,000     4.750%, 09/01/23 FSA Insured                                           Aaa/NR                       177,242

                Bluffdale City, Utah Series 2004
    295,000     6.000%, 12/01/13                                                       NR/NR*                       294,437
    310,000     6.000%, 12/01/14                                                       NR/NR*                       309,349
    330,000     6.000%, 12/01/15                                                       NR/NR*                       330,033
    350,000     6.000%, 12/01/16                                                       NR/NR*                       350,035
    370,000     6.000%, 12/01/17                                                       NR/NR*                       370,059
    395,000     6.000%, 12/01/18                                                       NR/NR*                       395,087
    420,000     6.000%, 12/01/19                                                       NR/NR*                       420,147

                Bluffdale, Utah Sales Tax Revenue
  2,045,000     5.500%, 08/01/23                                                       NR/NR*                     2,104,857

                Bountiful, Utah Special Improvement District Special Assessment
                 Revenue
    203,000     5.000%, 06/01/14                                                       NR/NR*                       201,246
    213,000     5.150%, 06/01/15                                                       NR/NR*                       212,369
    224,000     5.300%, 06/01/16                                                       NR/NR*                       222,595
    236,000     5.500%, 06/01/17                                                       NR/NR*                       235,974
    249,000     5.650%, 06/01/18                                                       NR/NR*                       248,992

                Brian Head, Utah Special Service Improvement District Revenue
    330,000     5.350%, 11/01/12                                                       NR/NR*                       339,204

                Cache County, Utah Sales Tax Revenue
    500,000     5.000%, 12/15/14 FGIC Insured                                         Aaa/AAA                       527,580
    670,000     5.000%, 12/15/16 FGIC Insured                                         Aaa/AAA                       705,349
    600,000     5.000%, 12/15/17 FGIC Insured                                         Aaa/AAA                       628,794
    510,000     5.000%, 12/15/18 FGIC Insured                                         Aaa/AAA                       532,353
    855,000     5.000%, 12/15/19 FGIC Insured                                         Aaa/AAA                       892,475

                Clark County, Nevada Improvement District Revenue
    250,000     5.000%, 08/01/16                                                       NR/NR*                       249,185

                Clearfield, Utah  Sales Tax Revenue
    590,000     5.000%, 07/01/18 FGIC Insured                                         Aaa/AAA                       619,913
    620,000     5.000%, 07/01/19 FGIC Insured                                         Aaa/AAA                       649,066
    650,000     5.000%, 07/01/20 FGIC Insured                                         Aaa/AAA                       679,237

                Coral Canyon, Utah Special Service District
    110,000     5.000%, 07/15/13                                                       NR/NR*                       112,113
    250,000     5.500%, 07/15/18                                                       NR/NR*                       256,147

                Davis County, Utah Sales Tax Revenue
  1,470,000     5.150%, 10/01/18 AMBAC Insured                                         NR/AAA                     1,555,760

                Fishers, Indiana Redevelopment Authority Lease Revenue
    175,000     4.500%, 07/15/20 AMBAC Insured                                        Aaa/AAA                       177,047

                Henderson, Nevada Local  Improvement District Revenue
    100,000     4.500%, 09/01/12                                                       NR/NR*                        99,228
    300,000     5.000%, 09/01/14                                                       NR/NR*                       303,888
    300,000     5.000%, 09/01/15                                                       NR/NR*                       302,001

                Jordanelle, Utah Special Service District
    186,000     5.000%, 11/15/14                                                       NR/NR*                       187,211
    196,000     5.100%, 11/15/15                                                       NR/NR*                       197,560
    206,000     5.200%, 11/15/16                                                       NR/NR*                       207,236
    216,000     5.300%, 11/15/17                                                       NR/NR*                       217,346
    228,000     5.400%, 11/15/18                                                       NR/NR*                       229,473
    240,000     5.500%, 11/15/19                                                       NR/NR*                       241,663
    253,000     5.600%, 11/15/20                                                       NR/NR*                       254,690
    268,000     5.700%, 11/15/21                                                       NR/NR*                       269,788
    283,000     5.800%, 11/15/22                                                       NR/NR*                       284,882
    299,000     6.000%, 11/15/23                                                       NR/NR*                       300,911

                Jordanelle, Utah Special Service Improvement District
    320,000     8.000%, 10/01/11                                                       NR/NR*                       328,179

                Lehi, Utah Sales Tax
    610,000     5.000%, 06/01/21 FSA Insured                                          Aaa/AAA                       641,653
    790,000     5.000%, 06/01/24 FSA Insured                                          Aaa/AAA                       826,553

                Mesquite New Special Improvement District, Nevada
    185,000     4.600%, 08/01/11                                                       NR/NR*                       183,174
    195,000     4.750%, 08/01/12                                                       NR/NR*                       192,820
    230,000     4.900%, 08/01/13                                                       NR/NR*                       227,189
    140,000     5.250%, 08/01/17                                                       NR/NR*                       137,565
    315,000     5.350%, 08/01/19                                                       NR/NR*                       308,892
    135,000     5.400%, 08/01/20                                                       NR/NR*                       132,392
    500,000     5.500%, 08/01/25                                                       NR/NR*                       488,565

                Mountain Regional Water District, Utah Special Assessment
                 Revenue
  1,870,000     7.000%, 12/01/18                                                       NR/NR*                     1,930,794

                Mountain Regional Water, Utah Special Service District
  2,000,000     5.000%, 12/15/20 MBIA Insured                                         Aaa/AAA                     2,094,780

                North Ogden, Utah Sales Tax Revenue
    195,000     5.000%, 11/01/24 XLCA Insured                                         Aaa/AAA                       203,274

                Plainfield Independent Redevelopment Authority, Indiana
  1,070,000     4.375%, 08/01/20 CIFG Insured                                          Aaa/NR                     1,051,500

                Salt Lake City, Utah Sales Tax Revenue
    490,000     5.250%, 02/01/12                                                       NR/AAA                       526,240
    265,000     5.250%, 02/01/13                                                       NR/AAA                       283,317
  1,320,000     5.250%, 02/01/15                                                       NR/AAA                     1,400,652
    100,000     5.250%, 02/01/17                                                       NR/AAA                       105,844

                Salt Lake County, Utah Sales Tax Revenue
    955,000     5.000%, 02/01/21                                                       NR/AAA                     1,004,307
  1,725,000     5.000%, 08/01/21                                                       NR/AAA                     1,818,185
  1,005,000     5.000%, 02/01/22                                                       NR/AAA                     1,054,627
  1,060,000     5.000%, 02/01/23                                                       NR/AAA                     1,110,763
  1,115,000     5.000%, 02/01/24                                                       NR/AAA                     1,170,895

                Sandy City, Utah Sales Tax Revenue
    520,000     5.000%, 09/15/18 AMBAC Insured                                         NR/AAA                       542,365
    605,000     5.000%, 09/15/20 AMBAC Insured                                         NR/AAA                       629,636

                South Jordan, Utah Sales Tax
    570,000     5.000%, 08/15/15 AMBAC Insured++                                      Aaa/AAA                       595,832

                South Jordan, Utah Special Assignment
  1,000,000     6.875%, 11/01/17                                                       NR/NR*                     1,017,910

                South Weber City, Utah
    525,000     5.000%, 01/15/24 MBIA Insured                                         Aaa/AAA                       547,281

                Springville, Utah  Special Improvement District Revenue
    400,000     5.500%, 1/15/2017                                                      NR/NR*                       398,676
    423,000     5.650%, 1/15/2018                                                      NR/NR*                       421,520
    446,000     5.800%, 1/15/2019                                                      NR/NR*                       444,760
    472,000     5.900%, 1/15/2020                                                      NR/NR*                       471,070
    500,000     6.000%, 1/15/2021                                                      NR/NR*                       499,460

                Utah Water Finance Agency Revenue
    775,000     5.100%, 07/01/18 AMBAC Insured                                         Aaa/NR                       811,154
    510,000     5.000%, 07/01/18 AMBAC Insured                                         Aaa/NR                       534,235
    260,000     5.000%, 06/01/19 MBIA Insured                                         Aaa/AAA                       265,359
    685,000     5.000%, 07/01/19 AMBAC Insured                                         Aaa/NR                       717,113

                Wasatch County, Utah Building Authority
    130,000     5.000%, 10/01/15                                                       A3/NR                        134,009
    135,000     5.000%, 10/01/16                                                       A3/NR                        138,731

                Wasatch County, Utah Sales Tax Revenue
    205,000     5.000%, 12/01/16 AMBAC Insured                                        Aaa/AAA                       215,763
    210,000     5.000%, 12/01/17 AMBAC Insured                                        Aaa/AAA                       220,028
    225,000     5.000%, 12/01/18 AMBAC Insured                                        Aaa/AAA                       234,947

                Washington City, Utah Sales Tax Revenue
    680,000     5.250%, 11/15/17 AMBAC Insured                                        Aaa/AAA                       729,735

                Washoe County, Nevada Tax Revenue
    210,000     5.000%, 12/01/23 MBIA Insured                                         Aaa/AAA                       215,391

                Weber County Utah Sales Tax Revenue
    385,000     5.000%, 07/01/23 AMBAC Insured                                         Aaa/NR                       402,317

                West Valley City, Utah Redevelopment Agency Revenue
  1,625,000     5.000%, 03/01/21                                                       NR/A-                      1,667,201
    320,000     5.000%, 03/01/22                                                       NR/A-                        327,610
    350,000     5.000%, 03/01/23                                                       NR/A-                        357,809
  1,000,000     5.000%, 03/01/24                                                       NR/A-                      1,020,850

                West Valley City, Utah Sales Tax Revenue
    800,000     5.500%, 07/15/17 MBIA Insured                                         Aaa/AAA                       852,616
    250,000     5.000%, 07/15/20 AMBAC Insured                                        Aaa/AAA                       260,640
    180,000     5.000%, 07/15/21 MBIA Insured                                         Aaa/AAA                       186,570

                Woodland Hills, Utah Special Assessment Revenue
     18,000     5.500%, 08/01/09                                                       NR/NR*                        18,123
    221,000     5.500%, 08/01/10                                                       NR/NR*                       223,349
    233,000     5.500%, 08/01/11                                                       NR/NR*                       237,604
    246,000     5.500%, 08/01/12                                                       NR/NR*                       251,242
    261,000     5.500%, 08/01/13                                                       NR/NR*                       267,452

                                                                                                      ----------------------
                Total Tax Revenue                                                                                49,973,040
                                                                                                      ----------------------

                Transportation (4.0%)
                ----------------------------------------------------------------

                Florida State Turnpike Authority Turnpike Revenue
    500,000     4.500%, 07/01/22 MBIA Insured                                         Aaa/AAA                       505,460

                Port of Seattle, Washington Revenue
    100,000     5.100%, 04/01/24 AMT FGIC Insured                                     Aaa/AAA                       101,397

                Utah Transit Authority Sales Tax & Transportation Revenue
  1,000,000     5.400%, 12/15/16 FSA Insured                                           NR/AAA                     1,039,530
    100,000     5.000%, 06/15/21 FSA Insured                                          Aaa/AAA                       104,502
  3,300,000     4.125%, 06/15/21 FSA Insured                                          Aaa/AAA                     3,214,332
  3,450,000     4.125%, 06/15/22 FSA Insured                                          Aaa/AAA                     3,344,637
    100,000     5.000%, 06/15/25 FSA Insured                                          Aaa/AAA                       103,558

                                                                                                      ----------------------
                Total Transportation                                                                              8,413,416
                                                                                                      ----------------------

                Utility (11.1%)
                ----------------------------------------------------------------

                Eagle Mountain, Utah Gas & Electric Revenue
  1,385,000     4.250%, 06/01/20 Radian Insured                                        NR/AA                      1,330,722
  1,440,000     5.000%, 06/01/21 Radian Insured                                        Aa3/AA                     1,481,472
  1,515,000     5.000%, 06/01/22 Radian Insured                                        NR/AA                      1,556,359

                Garland, Texas Water & Sewer Revenue
    440,000     4.500%, 03/01/21 AMBAC Insured+                                        NR/AAA                       441,144

                Indianapolis, Indiana Gas Utility Revenue
    290,000     5.000%, 08/15/24 AMBAC Insured                                        Aaa/AAA                       294,106

                Intermountain Power Agency Utilities Light & Power Service,
                 Utah
    450,000     5.000%, 07/01/12 MBIA Insured ETM++                                   Aaa/AAA                       452,061
  1,470,000     5.250%, 07/01/15 MBIA Insured                                         Aaa/AAA                     1,531,975
     90,000     5.000%, 07/01/16                                                       A1/A+                         92,071
    675,000     5.000%, 07/01/18 FSA Insured                                          Aaa/AAA                       709,654
  1,380,000     5.000%, 07/01/19 MBIA Insured                                         Aaa/AAA                     1,422,918
  2,450,000     5.000%, 07/01/21                                                       A1/A+                      2,489,224
    550,000     5.000%, 07/01/23 FSA Insured                                          Aaa/AAA                       559,625

                Lower Colorado River Authority, Texas Revenue
    175,000     5.000%, 05/15/26 FSA Insured                                          Aaa/AAA                       181,291

                Manti City, Utah Electric System Revenue
    603,000     5.750%, 02/01/17                                                       NR/NR*                       622,290

                Murray City, Utah Utility Electric Revenue
    400,000     5.625%, 06/01/18 AMBAC Insured                                         Aaa/NR                       429,988
  1,340,000     5.000%, 06/01/25 AMBAC Insured                                         Aaa/NR                     1,401,064

                St. George, Utah Electric Revenue
  1,910,000     4.500%, 06/01/20 FSA Insured                                           Aaa/NR                     1,927,037

                Salem, Utah Electric Revenue
    125,000     5.300%, 11/01/07                                                       NR/NR*                       126,270
    130,000     5.350%, 11/01/08                                                       NR/NR*                       132,556
    140,000     5.400%, 11/01/09                                                       NR/NR*                       143,045

                Seattle, Washington Municipal Light & Power Revenue
  1,360,000     4.500%, 08/01/19 FSA Insured                                          Aaa/AAA                     1,378,782

                Southern Utah Valley Power System Revenue
    210,000     5.250%, 09/15/13 MBIA Insured                                          NR/AAA                       225,517
    225,000     5.250%, 09/15/14 MBIA Insured                                          NR/AAA                       242,156
    235,000     5.250%, 09/15/15 MBIA Insured                                          NR/AAA                       252,641
    185,000     5.125%, 09/15/21 MBIA Insured                                          NR/AAA                       194,570

                Springville, Utah Electric Revenue
    550,000     5.600%, 03/01/09                                                      Baa1/NR                       565,978

                Utah Assessed Municipal Power System Revenue
    790,000     5.250%, 12/01/09                                                       NR/A-                        815,628
  1,000,000     5.000%, 04/01/21 FSA Insured                                          Aaa/AAA                     1,043,710

                Washington, Utah Electric Revenue
    985,000     5.000%, 09/01/21 XLCA Insured                                          Aaa/NR                     1,031,758

                                                                                                      ----------------------
                Total Utility                                                                                    23,075,612
                                                                                                      ----------------------

                Water and Sewer (9.4%)
                ----------------------------------------------------------------

                Ashley Valley, Utah
    140,000      9.500%, 01/01/08 AMBAC Insured                                       Aaa/AAA                       147,675

                Eagle Mountain, Utah Water and Sewer
    750,000     5.800%, 11/15/16 ACA Insured                                            NR/A                        787,950

                Granger and Hunter, Utah Improvement District Water and Sewer
    350,000     5.000%, 03/01/18 FSA Insured (pre-refunded)                            Aaa/NR                       359,128

                Jordan Valley Water Conservancy District, Utah
    715,000     4.375%, 10/01/18 AMBAC Insured                                        Aaa/AAA                       715,272

                Mesquite, Texas Waterworks & Sewer Revenue
    225,000     4.500%, 03/01/24 FSA Insured                                          Aaa/AAA                       223,623

                Murray City, Utah Sewer and Water Revenue
    465,000     5.000%, 10/01/17 AMBAC Insured                                         Aaa/NR                       489,603
    390,000     5.000%, 10/01/18 AMBAC Insured                                         Aaa/NR                       409,102
    440,000     5.000%, 10/01/19 AMBAC Insured                                         Aaa/NR                       461,265

                North Davis County, Utah Sewer District
  1,330,000     5.375%, 03/01/18 AMBAC Insured (pre-refunded)                          Aaa/NR                     1,439,100
  1,350,000     5.000%, 03/01/21 AMBAC Insured                                         Aaa/NR                     1,415,475
    150,000     5.125%, 03/01/22 AMBAC Insured (pre-refunded)                          Aaa/NR                       160,338

                Orem, Utah Water & Storm Sewer Revenue
  1,720,000     4.500%, 07/15/17 MBIA Insured                                         Aaa/AAA                     1,748,621

                Riverton, Utah Water Revenue
    100,000     5.350%, 09/01/15 FGIC Insured  (pre-refunded)                          Aaa/NR                       106,606

                Salt Lake City, Utah Metropolitan Water Revenue
  1,200,000     5.375%, 07/01/24 AMBAC Insured (pre-refunded)                         Aaa/AAA                     1,262,628
    125,000     5.375%, 07/01/29 AMBAC Insured (pre-refunded)                         Aaa/AAA                       131,524

                Salt Lake City, Utah Water and Sewer Revenue
    675,000     5.000%, 02/01/19 FSA Insured                                          Aaa/AAA                       708,811
    845,000     5.000%, 02/01/20 FSA Insured                                          Aaa/AAA                       885,602

                Salt Lake & Sandy, Utah Water District
  1,000,000     5.000%, 07/01/20 AMBAC Insured                                         Aaa/NR                     1,050,190

                South Valley Water Reclamation Facility, Utah
    710,000     4.375%, 08/15/18                                                       NR/AAA                       710,234

                Spanish Fork City, Utah Water Revenue
    195,000     5.500%, 06/01/17 FSA Insured                                           Aaa/NR                       211,140
     55,000     5.500%, 06/01/17 FSA Insured (pre-refunded)                            Aaa/NR                        60,055

                Upper Trinity Regional Water District, Texas
    205,000     4.500%, 08/01/20 AMBAC Insured                                        Aaa/AAA                       205,978

                Utah Water Finance Agency Revenue
    100,000     5.000%, 06/01/14 MBIA Insured                                         Aaa/AAA                       102,874
    200,000     5.250%, 07/01/16 AMBAC Insured                                         Aaa/NR                       214,126
    250,000     5.375%, 09/01/17 AMBAC Insured                                         Aaa/NR                       270,670
    310,000     5.000%, 10/01/17 AMBAC Insured                                         Aaa/NR                       324,496
    750,000     5.250%, 10/01/18 AMBAC Insured                                         Aaa/NR                       805,770
    465,000     5.000%, 10/01/20 AMBAC Insured                                         Aaa/NR                       484,060
    830,000     4.500%, 10/01/22 AMBAC Insured                                         Aaa/NR                       833,652
    100,000     5.125%, 07/01/23 AMBAC Insured                                         Aaa/NR                       104,689
    285,000     5.300%, 10/01/23 MBIA Insured (pre-refunded)                          Aaa/AAA                       296,642
    870,000     4.500%, 10/01/23 AMBAC Insured                                         Aaa/NR                       871,914
    450,000     5.400%, 10/01/24 AMBAC Insured (pre-refunded)                         Aaa/AAA                       475,578
    250,000     5.500%, 10/01/29 AMBAC Insured (pre-refunded)                         Aaa/AAA                       265,023

                Weber-Box Elder, Utah Conservation District Water Revenue
    200,000     6.450%, 11/01/14 (pre-refunded)                                       Baa3/NR                       221,958
    200,000     6.500%, 11/01/19 (pre-refunded)                                       Baa3/NR                       222,374
    335,000     6.900%, 11/01/20 (pre-refunded)                                       Baa3/NR                       378,047

                                                                                                      ----------------------
                Total Water and Sewer                                                                            19,561,793
                                                                                                      ----------------------

                Total Revenue Bonds                                                                             162,532,866
                                                                                                      ----------------------

                Total Investments (cost $205,732,293**)                              99.5%                      207,393,206


                Other assets less liabilities                                          0.5                        1,038,604
                                                                                    -------           ----------------------

                Net Assets                                                          100.0%                    $ 208,431,810
                                                                                    =======           ======================

                                                                                 Percent of
                Portfolio Distribution By Quality Rating (unaudited)             Portfolio
                ----------------------------------------------------             ---------

                Aaa of Moody's or AAA of S&P                                          73.3  %
                Aa of Moody's or AA of S&P                                             8.7
                A of Moody's or S&P                                                    4.0
                Baa of Moody's or BBB of S&P                                           2.9
                Not rated*                                                            11.1
                                                                              ---------------
                                                                                      100.0   %
                                                                              ==============

                * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                  ** See note b.

                + Security traded on a "when-issued" basis.

                ++ These securities are pledged as collateral for the Fund's when - issued commitments.

                          PORTFOLIO ABBREVIATIONS:
                          ------------------------
              ACA        -American Capital Assurance Financial Guaranty Corp.
              AMBAC  - American Municipal Bond Assurance Corp.
              AMT        - Alternative Minimum Tax
              CIFG      -CDC IXIS Financial Guaranty
              ETM       - Escrowed to Maturity
              FGIC      - Financial Guaranty Insurance Co.
              FSA        - Financial Security Assurance
              GNMA    -Government National Mortgage Association
              LOC       -Letter of Credit
              MBIA      - Municipal Bond Investors Assurance
              NR       - Not Rated
              XLCA   - XL Capital Assurance

               See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             TAX-FREE FUND FOR UTAH



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $205,692,067 amounted to $1,701,139, which consisted of aggregate gross unrealized appreciation of $2,928,242 and aggregate gross unrealized depreciation of $1,227,103.







Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2006